Financing receivables - Analysis of Each Class of Loans Not Carried at Fair Value Using Nomura's Internal Ratings or Equivalent Credit Quality Indicators (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Sep. 30, 2014		Mar. 31, 2014
Financing receivable, recorded investment [Line items]
Loans receivable gross	¥ 1,077,661		¥ 1,029,716
Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	173,146		166,765
Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	114,290		108,201
Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	371,654		421,809
Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	10,877		12,885
Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	20,064		30,000
Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	378,480		251,100
Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	6,013		33,159
Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	3,137		5,797
AAA-BBB [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	466,915		394,052
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	103,753		98,356
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	110,414		108,199
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
AAA-BBB [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	10,877		12,885
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	20,064		30,000
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	215,648		136,302
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	3,181		3,395
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	2,978		4,915
BB-CCC [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	193,903		168,306
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	34,023		33,669
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	3,874
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
BB-CCC [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	155,847		107,141
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross			26,902
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	159		594
CC-D [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	4,851		5,721
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	2		2
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	4,849		5,719
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
Others [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	411,992	[1]	461,637	[1]
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	35,370	[1]	34,740	[1]
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	371,654	[1]	421,809	[1]
Others [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	2,136	[1]	1,938	[1]
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	2,832	[1]	2,862	[1]
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross			¥ 288	[1]

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.